FAIR VALUE MEASUREMENTS - Narrative (Details)	Dec. 22, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022	Mar. 31, 2022	Jan. 19, 2022 $ / shares
Debt Instrument [Line Items]
Warrant liabilities, expected allowed amount	$ 0	$ 0	$ 0
Debtor reorganization items, gain (loss) from fair value adjustment of warrant liabilities subject to compromise	$ 300,000
Debt instrument, convertible price (in dollars per share) | $ / shares						$ 8.00
Digital assets, fair value		$ 2,300,000	$ 700,000
Secured Convertible Notes Issued April 2021
Debt Instrument [Line Items]
Convertible debt, valuation technique, ratio of minimum payoff at maturity to carry value		2		2	2
Convertible debt, valuation technique, stock appreciation percentage					60.00%
Convertible debt, conversion price, percentage of financing price					80.00%
Other Convertible Notes
Debt Instrument [Line Items]
Convertible debt, valuation technique, ratio of minimum payoff at maturity to carry value					1
Convertible debt, conversion price, percentage of financing price					80.00%
Convertible debt, valuation technique, stock depreciation percentage					0.20
Convertible Notes Mature In April 2025
Debt Instrument [Line Items]
Convertible debt, conversion price, percentage of financing price						80.00%
Debt instrument, convertible price (in dollars per share) | $ / shares						$ 8.00